Share-Based Payment (Schedule of Expenses Recognized in Financial Statements) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expenses arising from share-based payment transactions	€ 8	€ 5	€ 5